Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit for the year from continuing operations	$ 2,334	$ 4,070
Depreciation and amortization	1,931	1,674
Provision for income taxes from continuing operations	1,610	2,495
Gain on disposal or contribution of assets	(273)	(21)
Loss on debt redemption or purchase	0	58
Net finance expense	162	150
Income taxes paid	(990)	(1,217)
Remeasurement of decommissioning and restoration provisions for closed operations	103	83
QB2 variable consideration to IMSA and ENAMI	156	188
Other	41	168
Net change in non-cash working capital items	(990)	(107)
Net cash provided by continuing operating activities	4,084	7,541
Net cash provided by discontinued operating activities	0	442
Net cash from operating activities	4,084	7,983
Investing activities
Expenditures on property, plant and equipment	(4,678)	(4,423)
Capitalized production stripping costs	(1,104)	(1,042)
Expenditures on investments and other assets	(137)	(199)
Proceeds from sale of Fort Hills	1,014	0
Proceeds from investments and assets	162	113
Net cash used in continuing investing activities	(4,743)	(5,551)
Net cash used in discontinued investing activities	(14)	(129)
Net cash used in investing activities	(4,757)	(5,680)
Financing activities
Proceeds from debt	230	569
Redemption, purchase or repayment of debt	(710)	(1,323)
Repayment of lease liabilities	(160)	(138)
QB2 advances from SMM/SC	1,292	899
Interest and finance charges paid	(753)	(459)
Issuance of Class B subordinate voting shares	63	234
Purchase and cancellation of Class B subordinate voting shares	(250)	(1,392)
Dividends paid	(515)	(532)
Contributions from non-controlling interests	439	307
Distributions to non-controlling interests	(54)	(78)
Other liabilities	(48)	(46)
Net cash used in continuing financing activities	(466)	(1,959)
Net cash used in discontinued financing activities	(3)	(31)
Net cash used in financing activities	(469)	(1,990)
Increase (decrease) in cash and cash equivalents	(1,142)	313
Change From And Re-Presentation Of Cash From Assets Held For Sale	35	(35)
Effect of exchange rate changes on cash and cash equivalents	(32)	178
Cash and cash equivalents at beginning of year	1,883	1,427
Cash and cash equivalents at end of year	$ 744	$ 1,883